BUSINESS SEGMENT REPORTING	6 Months Ended
Jun. 30, 2012
BUSINESS SEGMENT REPORTING
12.	BUSINESS SEGMENT REPORTING

Our business strategy focuses on acquiring mortgage servicing assets consisting of mortgage servicing rights, rights to fees and other income from servicing mortgage loans, and associated servicing advances. As of June 30, 2012, we operate a single reportable business segment that owns Rights to MSRs.